PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed statements of cash flows
Net cash generated from (used in) operating activities	¥ 1,918,550	$ 274,351	¥ 2,005,393	¥ 2,063,480
Net cash used in investing activities	(8,011,594)	(1,145,644)	(4,390,708)	(3,905,109)
Net increase (decrease) in cash and cash equivalents and restricted cash	4,120,612	589,240	(3,017,914)	2,109,493
Cash and cash equivalents and restricted cash at beginning of year	2,081,073	297,589	5,098,987	2,989,494
Cash and cash equivalents and restricted cash at end of year	6,201,685	$ 886,829	2,081,073	5,098,987
Parent Company
Condensed statements of cash flows
Net cash generated from (used in) operating activities	(40,547)		23,174	29,940
Net cash used in investing activities	40,243		(22,665)	(37,571)
Net increase (decrease) in cash and cash equivalents and restricted cash	(304)		509	(7,631)
Cash and cash equivalents and restricted cash at beginning of year	539		30	7,661
Cash and cash equivalents and restricted cash at end of year	¥ 235		¥ 539	¥ 30